Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	MANAGERS TRUST II
Central Index Key	dei_EntityCentralIndexKey	0000879947
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 05, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec. 05, 2012
Managers AMG Chicago Equity Partners Balanced Fund (Prospectus Summary) | Managers AMG Chicago Equity Partners Balanced Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBEAX
Managers AMG Chicago Equity Partners Balanced Fund (Prospectus Summary) | Managers AMG Chicago Equity Partners Balanced Fund | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBESX
Managers AMG Chicago Equity Partners Balanced Fund (Prospectus Summary) | Managers AMG Chicago Equity Partners Balanced Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBEYX
Managers High Yield Fund (Prospectus Summary) | Managers High Yield Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHHAX
Managers High Yield Fund (Prospectus Summary) | Managers High Yield Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHHYX
Managers AMG GW&K Fixed Income Fund (Prospectus Summary) | Managers AMG GW&K Fixed Income Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFDCX
Managers AMG GW&K Fixed Income Fund (Prospectus Summary) | Managers AMG GW&K Fixed Income Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFDAX
Managers AMG GW&K Fixed Income Fund (Prospectus Summary) | Managers AMG GW&K Fixed Income Fund | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFDSX
Managers AMG GW&K Fixed Income Fund (Prospectus Summary) | Managers AMG GW&K Fixed Income Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFDYX